United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: 10/31/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2018
Share Class | Ticker	A | FMUAX	B | FMNBX	C | FMUCX
	F | FMUFX	Institutional | FMUIX

Federated Muni and Stock Advantage Fund
Fund Established 2003

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2017 through October 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
The Fund's primary investment objective is to provide tax-advantaged income with a secondary objective of capital appreciation.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Muni and Stock Advantage Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2018, was 0.04% for Class A Shares, -0.71% for Class B Shares, -0.71% for Class C Shares, 0.04% for Class F Shares and 0.29% for Institutional Shares. The 0.29% total return for the Institutional Shares for the reporting period consisted of -2.10% in depreciation of net asset value of the Fund's shares and 1.81% in reinvested dividends. The total return of the Fund's custom blended index (60% S&P Municipal Bond Index (S&P Muni Index) and 40% Russell 1000® Value Index (R1000V))1 was 1.13% for the same period. The total return of the Morningstar Allocation Funds Average–30% to 50% Equity (M30-50),2 a peer group average for the Fund, was -1.08% during the same period. The Fund's and the M30-50's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R1000V or S&P Muni Index.
During the reporting period, the Fund's investment strategy focused on income earning investments, specifically high-quality, qualified dividend income stocks3 and intermediate- and long-term, tax-exempt securities4 to achieve the Fund's primary tax-advantaged income objective and secondary capital appreciation objective. The most significant factors that affected the Fund's performance during the reporting period were: (a) the Fund's allocation between stocks and tax-exempt securities; (b) the selection of equity securities of similar issuers (referred to as sectors) and the selection of individual equity securities; (c) the selection of tax-exempt municipal securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities), different credit characteristics or different structural attributes; and (d) the effective duration5 of the Fund's tax-exempt securities portfolio.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Annual Shareholder Report

MARKET OVERVIEW
During the reporting period, domestic equity markets including the S&P 500 Index (S&P 500)6 marked all-time highs despite several pockets of heightened volatility throughout the year. Trade and tariff rhetoric dominated headlines, driving investors' fears of U.S. and global economic slowdowns. The U.S. economy accelerated well above 3% growth driven by improving consumer spend, general economic activity, strong employment trends and tax cuts which helped drive strong company earnings throughout the reporting period. Companies reported both strong revenue and earnings growth during the reporting period. Equity markets gradually rose to all-time peaks towards the end of the third quarter 2018 until the confluence of the trade war with China, federal funds interest rate hikes, subsequent bond yield increase, and the impending U.S. midterm election injected a jolt of volatility to the market in October, as the S&P 500 declined approximately 7% during the month to finish the reporting period well off all-time highs.
The S&P 500 returned 7.35%, and the R1000V returned 3.03% for the reporting period. In general, larger market capitalization stocks performed similar to smaller market capitalization stocks, growth stocks outperformed value stocks and defensive stocks outperformed cyclical stocks. Strong performance in Consumer Discretionary, Information Technology and Health Care dominated relatively weaker performance in Materials, Industrials and Financials across the S&P 500 sectors during the reporting period.
U.S. Treasury yields increased over the reporting period as the pace of U.S. economic growth and inflation indices rose above the Federal Reserve's (the “Fed”) 2% inflation target and the Fed raised short-term interest rates four times. Slower growth in Europe and China and shifting trade conflicts between the U.S. and others often generated temporary countertrend downward pressure on U.S. yields during the period. The end-of-day closing level of 10-year U.S. Treasury yield ranged from 2.38% in November 2017 to 3.23% in October 2018, ending the reporting period at 3.15%, up 77 basis points (bp). The 30-year Treasury yield ended the period up 51 bp and the monetary-policy-sensitive 2-year Treasury yield ended the reporting period up 127 bp.
Municipal market yields also increased over the period. Favorable supply and demand conditions prevailed for much of the period, with municipal bond funds receiving strong inflows and gross issuance declining notably relative to prior years, reflecting the tax law change that disallowed certain refunding transactions. By the end of the reporting period, the change in municipal yields was comparable to that of Treasuries, with 2-year, 10-year and 30-year Municipal Market Data (MMD)7 “AAA” tax-exempt yields increasing 121 bp, 72 bp and 55 bp, respectively, over the reporting period. The S&P Municipal Bond Index returned -0.31% for the reporting period.
Annual Shareholder Report

PORTFOLIO ALLOCATION
During the reporting period, the Fund's portfolio was allocated between qualified dividend income stocks and tax-exempt securities to reflect the Fund's primary investment objective of tax-advantaged income8 and its secondary objective of capital appreciation. The factors used in the allocation decision during the reporting period were: (1) maintenance of at least 50% exposure to tax-exempt municipal securities in order to comply with Internal Revenue Service rules governing the payment of tax-exempt dividends from the tax-exempt securities portion of the Fund's portfolio; (2) the Fund's ability to pay and maintain an attractive level of dividends; and (3) the expected relative total return of tax-exempt securities and stocks. The allocation at the end of the reporting period was 53.4% tax-exempt municipal bonds, 40.1% stocks and 6.5% tax-exempt cash equivalents. The Fund's overweight to equities relative to the R1000V benchmark weight contributed positively to Fund performance during the reporting period.
SECTOR AND SECURITY SELECTION–EQUITY STOCKS
The return of the equity component of the Fund's portfolio underperformed the R1000V during the reporting period. Stock selection in Information Technology and Consumer Discretionary were the main drivers of the reporting period underperformance. Within Information Technology, the Fund's overweight position to semiconductors and semiconductor equipment equities was the biggest detractor from performance. Within Consumer Discretionary, security selection within media was the largest detractor to performance as merger activity heavily influenced equity returns.
Overall, during the reporting period, sector allocation added to and stock selection detracted from the Fund's performance relative to the R1000V. An overweight position in the Information Technology sector and an underweight position in the Financials sector enhanced the Fund's performance during the reporting period. Detracting from Fund performance was a sector underweight in the Health Care sector and a sector overweight in Industrials. The Fund had notable positive stock selection in the Energy and Consumer Staples sectors and, as noted above, negative stock selection in the Information Technology and Consumer Discretionary sectors.
Annual Shareholder Report

SECURITY SELECTION–TAX-EXEMPT SECURITIES
During the reporting period, the bond portfolio manager's strategies were to: (1) invest in tax-exempt municipal bonds whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals; (2) maintain exposure to intermediate- and long-term tax-exempt municipal bonds to capture the income advantages of such securities relative to tax-exempt municipal bonds with shorter maturities; (3) maintain a significant weighting in low investment-grade and noninvestment-grade bonds, or equivalents,9 given their income advantages; and (4) adjust portfolio duration, or sensitivity to interest rates, and yield curve exposures in an effort to enhance bond portfolio total return as market interest rates fluctuate.10
The Fund's tax-exempt municipal bond portfolio outperformed the return of the S&P Muni Index during the reporting period. The bond portfolio's overweight allocations to low investment-grade bonds and speculative-grade securities (or unrated securities of comparable quality) contributed to the favorable relative performance as such securities outperformed. Security selection and maintenance of a modest short duration relative to that of the S&P Muni Index also contributed favorably to relative performance. Yield curve positioning detracted from relative performance.
DURATION–TAX-EXEMPT SECURITIES
During the reporting period, the duration of the Fund's tax-exempt municipal bond portfolio averaged about 5.0 years, which was slightly shorter than the duration of the S&P Muni Index, which averaged about 5.1 years. This shorter duration reflected Fund management's intention to maintain a somewhat conservative duration combined with the Fund's focus on intermediate- and long-term securities.
Annual Shareholder Report

1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P Muni Index and R1000V. The total return for the 12-month reporting period for the Fund's current broad-based securities market indices, the S&P Muni Index and the R1000V, were -0.31% and 3.03%, respectively.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the M30-50.
3	There are no guarantees that dividend paying stocks will continue to pay dividends.
4	The Fund is not entirely a “tax-exempt” or “municipal” fund. Although a portion of the dividends paid by the Fund will consist of exempt-interest dividends that are exempt from regular federal income tax, some distributions will be subject to federal income tax. Additionally, most distributions will be subject to applicable state and local personal income tax.
5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
6	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
7	MMD is a market data provider that produces daily generic yield curve of investment-grade municipal bonds based on a survey of municipal securities dealers and observed trades. The MMD AAA yield curve is a widely used reference for top credit quality municipal bonds in the marketplace. Investment-grade municipal bonds are rated at least “BBB” by Standard & Poor's or another nationally recognized statistical ratings organization (or are comparable unrated municipal bonds).
8	Fund income may be subject to state and local taxes. Although this Fund pursues tax-advantaged income and seeks to invest primarily in securities whose interest is not subject to the federal alternative minimum tax, there are no assurances that it will achieve these goals.
9	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's Adviser believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard & Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher rated securities and increased possibilities of default.
10	Bond prices are sensitive to changes in interest rates and interest rate spreads between bonds of varying credit quality. A rise in interest rates or interest rate spreads can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Muni and Stock Advantage Fund2 from October 31, 2008 to October 31, 2018, compared to the S&P Municipal Bond Index (S&P Muni Index),3 the Russell 1000® Value Index (R1000V),4 the custom blend of indexes comprised of 60% S&P Muni Index/ 40% R1000V (“Blended Index”) and the Morningstar Allocation Funds Average–30% to 50% Equity (M30-50).5 The Average Annual Total Return Table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2018
■	Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■	Total returns shown for the Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graphs above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-5.48%	3.07%	6.04%
Class B Shares	-6.10%	3.10%	5.99%
Class C Shares	-1.69%	3.47%	5.84%
Class F Shares	-1.90%	4.04%	6.54%
Institutional Shares[6]	0.29%	4.50%	6.79%
S&P Muni Index	-0.31%	3.33%	4.97%
R1000V	3.03%	8.61%	11.30%
Blended Index	1.13%	5.56%	7.76%
M30-50	-1.08%	3.37%	6.87%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date; for Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900), and the contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P Muni Index, R1000V, Blended Index and the M30-50 have been adjusted to reflect reinvestment of dividends on securities in the indices and average.
2	As indicated in its name, Federated Muni and Stock Advantage Fund invests in both municipal (muni) securities and equity securities (stock) as described in the Fund's prospectus. Thus the Fund is not entirely a “tax-exempt” or “municipal” fund, and a portion of the income derived from the Fund's portfolio (or dividend distributions) will be subject to federal income tax and state and local personal income tax.
3	The S&P Muni Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality—from “AAA” to non-rated, including defaulted bonds—from all sectors of the municipal bond market. The index is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

4	The R1000V measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6	The Fund's Institutional Shares commenced operations on December 29, 2010. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown for the Fund's Institutional Shares is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares during those periods. The performance of Class A Shares also has been adjusted to reflect the absence of sales charges and adjusted to remove any voluntary waiver of fund expenses related to Class A Shares during the period prior to commencement of the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	53.4%
Equity Securities	40.1%
Cash Equivalents[2]	5.5%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
At October 31, 2018, the Fund's sector composition4 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	17.1%
Information Technology	16.0%
Health Care	13.7%
Industrials	11.0%
Energy	9.4%
Consumer Discretionary	9.3%
Communication Services	8.3%
Consumer Staples	7.0%
Utilities	4.3%
Materials	3.9%
TOTAL	100.0%
Annual Shareholder Report

At October 31, 2018, the Fund's sector composition5 for its tax-exempt securities was as follows:
Sector Composition	Percentage of Tax-Exempt Securities
Dedicated Tax	11.9%
Hospital	9.8%
Education	9.0%
General Obligation—State	8.5%
Water & Sewer	7.8%
Pre-Refunded	7.6%
Toll Road	7.6%
Senior Care	6.2%
General Obligation—State Appropriation	5.1%
Other Municipal Utility	4.1%
Other[6]	22.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash equivalents include any investments in tax-exempt, variable rate instruments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
5	Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
6	For purposes of this table, sector classifications constitute 77.6% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments
October 31, 2018
Shares or Principal Amount		Value
	COMMON STOCKS—40.1%
	Communication Services—3.3%
203,000	AT&T, Inc.	$6,228,040
507,864	Comcast Corp., Class A	19,369,933
1,123,625	Koninklijke (Royal) KPN NV, ADR	3,000,079
248,227	Lions Gate Entertainment Corp., Class B	4,415,958
342,419	News Corp., Inc., Class A	4,516,506
109,246	Telenor ASA, ADR	1,999,202
1,033,264	VEON Ltd., ADR	2,903,472
119,707	Verizon Communications, Inc.	6,834,072
161,161	Viacom, Inc., Class B	5,153,929
	TOTAL	54,421,191
	Consumer Discretionary—3.7%
72,924	Best Buy Co., Inc.	5,116,348
63,142	Columbia Sportswear Co.	5,700,460
134,377	D.R. Horton, Inc.	4,832,197
187,273	DSW, Inc., Class A	4,972,098
27,377	Home Depot, Inc.	4,815,067
129,530	M.D.C. Holdings, Inc.	3,639,793
17,164	McDonald's Corp.	3,036,312
57,721	Royal Caribbean Cruises, Ltd.	6,045,120
188,818	Subaru Corp., ADR	2,543,378
57,496	TJX Cos., Inc.	6,317,661
32,369	Tractor Supply Co.	2,974,387
47,531	V.F. Corp.	3,939,369
82,297	Yum! Brands, Inc.	7,440,472
	TOTAL	61,372,662
	Consumer Staples—2.8%
73,001	Archer-Daniels-Midland Co.	3,449,297
73,875	Cal-Maine Foods, Inc.	3,595,496
191,480	Empire Co. Ltd., Class A	3,483,570
60,006	Energizer Holdings, Inc.	3,526,553
74,198	Heineken NV, ADR	3,345,959
47,147	Imperial Brands PLC, ADR	1,595,926
118,626	Kroger Co.	3,530,310
63,472	Molson Coors Brewing Co., Class B	4,062,208
Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Consumer Staples—continued
25,586	Philip Morris International, Inc.	$2,253,359
36,736	Spectrum Brands Holdings	2,386,003
56,570	Tate & Lyle Public Ltd Co., ADR	1,965,808
70,852	Tyson Foods, Inc., Class A	4,245,452
63,504	Walgreens Boots Alliance, Inc.	5,065,714
38,980	Walmart, Inc.	3,908,914
	TOTAL	46,414,569
	Energy—3.8%
103,952	BP PLC, ADR	4,508,398
102,575	ConocoPhillips	7,169,993
35,302	Devon Energy Corp.	1,143,785
15,034	EOG Resources, Inc.	1,583,682
115,013	Equinor ASA, ADR	2,955,834
88,993	Exxon Mobil Corp.	7,090,962
19,799	HollyFrontier Corp.	1,335,245
299,105	Marathon Oil Corp.	5,680,004
54,805	Marathon Petroleum Corp.	3,861,012
104,452	Murphy Oil Corp.	3,327,841
254,685	Patterson-UTI Energy, Inc.	4,237,958
58,595	PBF Energy, Inc., Class A	2,452,201
25,182	Phillips 66	2,589,213
155,773	Repsol, SA, ADR	2,778,211
68,062	Royal Dutch Shell PLC, Class A, ADR	4,300,838
217,425	RPC, Inc.	3,235,284
26,526	Schlumberger Ltd.	1,361,049
25,146	Valero Energy Corp.	2,290,549
	TOTAL	61,902,059
	Financials—6.9%
21,537	Aflac, Inc.	927,599
56,252	Allstate Corp.	5,384,441
582,934	Bank of America Corp.	16,030,685
35,661	Capital One Financial Corp.	3,184,527
87,564	Citigroup, Inc.	5,731,939
66,773	Comerica, Inc.	5,446,006
38,700	Discover Financial Services	2,696,229
42,945	East West Bancorp, Inc.	2,252,036
40,947	Evercore, Inc., Class A	3,344,960
Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
45,297	First American Financial Corp.	$2,008,016
76,486	Hartford Financial Services Group, Inc.	3,473,994
192,474	JPMorgan Chase & Co.	20,983,516
30,837	Kemper Corp.	2,318,634
109,055	Lazard Ltd., Class A	4,333,846
65,447	LPL Investment Holdings, Inc.	4,031,535
112,821	Morgan Stanley	5,151,407
108,323	Navient Corp.	1,254,380
13,898	PNC Financial Services Group	1,785,754
64,405	Progressive Corp. Ohio	4,489,029
64,865	Raymond James Financial, Inc.	4,974,497
28,286	The Bank of NT Butterfield & Son Ltd.	1,139,643
30,239	The Travelers Cos., Inc.	3,783,806
65,258	Universal Insurance Holdings, Inc.	2,739,531
56,285	Virtu Financial, Inc., Class A	1,335,080
27,116	Walker & Dunlop Inc.	1,137,787
53,758	Zions Bancorporation, N.A.	2,529,314
	TOTAL	112,468,191
	Health Care—5.5%
37,455	AbbVie, Inc.	2,915,872
21,070	Aetna, Inc.	4,180,288
28,598	Allergan PLC	4,518,770
37,753	AmerisourceBergen Corp.	3,322,264
21,031	Amgen, Inc.	4,054,566
13,682	Anthem, Inc.	3,770,349
100,512	Bristol-Myers Squibb Co.	5,079,876
34,211	Cardinal Health, Inc.	1,731,077
103,000	CVS Health Corp.	7,456,170
48,332	Gilead Sciences, Inc.	3,295,276
31,781	HCA Healthcare, Inc.	4,243,717
78,420	Johnson & Johnson	10,978,016
54,633	Lilly (Eli) & Co.	5,924,403
28,114	McKesson Corp.	3,507,503
68,270	Medtronic PLC	6,132,011
187,599	Merck & Co., Inc.	13,809,162
75,371	Patterson Companies, Inc.	1,701,877
57,344	Roche Holding AG, ADR	1,740,964
Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
6,901	UnitedHealth Group, Inc.	$1,803,576
	TOTAL	90,165,737
	Industrials—4.4%
97,861	ABB Ltd., ADR	1,963,092
540,325	ADT, Inc.	4,182,115
128,367	Advanced Drainage Systems, Inc.	3,567,319
132,527	Arcadis NV	1,793,224
105,012	Arconic, Inc.	2,134,894
68,887	Caterpillar, Inc.	8,357,371
58,215	Deere & Co.	7,884,640
201,285	Delta Air Lines, Inc.	11,016,328
167,216	Fluor Corp.	7,334,094
127,132	GrafTech International Ltd.	2,273,120
222,876	International Consolidated Airlines Group SA, ADR	3,443,434
36,823	KAR Auction Services Inc.	2,096,702
16,330	Lockheed Martin Corp.	4,798,570
47,345	Raytheon Co.	8,287,269
17,776	Rockwell Automation, Inc.	2,928,240
	TOTAL	72,060,412
	IT Services—6.4%
152,528	Advantest Corp., ADR	2,829,394
76,727	Apple, Inc.	16,792,471
161,003	Applied Materials, Inc.	5,293,779
32,917	Broadcom, Inc.	7,356,620
380,380	Cisco Systems, Inc.	17,402,385
350,947	Intel Corp.	16,452,395
63,290	KLA-Tencor Corp.	5,793,567
124,960	Microsoft Corp.	13,346,978
51,121	Skyworks Solutions, Inc.	4,435,258
134,511	Texas Instruments, Inc.	12,486,656
196,296	Travelport Worldwide Ltd.	2,936,588
	TOTAL	105,126,091
	Materials—1.6%
341,263	Anglo American PLC, ADR	3,631,038
333,068	Freeport-McMoRan, Inc.	3,880,242
79,812	Huntsman Corp.	1,746,287
58,431	Kapstone Paper and Packaging Corp.	2,045,085
Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Materials—continued
62,591	Newmont Mining Corp.	$1,935,314
27,112	Nucor Corp.	1,602,861
127,409	Olin Corp.	2,573,662
51,457	Sealed Air Corp.	1,665,149
60,872	Steel Dynamics, Inc.	2,410,531
165,982	Svenska Cellulosa AB, ADR	1,555,251
83,377	The Chemours Co.	2,752,275
	TOTAL	25,797,695
	Utilities—1.7%
34,139	Dominion Energy, Inc.	2,438,207
47,150	Duke Energy Corp.	3,896,004
58,958	Exelon Corp.	2,582,950
22,271	NextEra Energy, Inc.	3,841,748
30,970	PG&E Corp.	1,449,706
41,556	Public Service Enterprises Group, Inc.	2,220,337
18,665	Sempra Energy	2,055,390
51,934	Southern Co.	2,338,588
41,435	WEC Energy Group, Inc.	2,834,154
90,191	Xcel Energy, Inc.	4,420,261
	TOTAL	28,077,345
	TOTAL COMMON STOCKS (IDENTIFIED COST $630,527,031)	657,805,952
	MUNICIPAL BONDS—53.4%
	Alabama—1.4%
$5,000,000	Alabama State Federal Aid Highway Finance Authority, Revenue Bonds (Series 2017B), 5.00%, 9/1/2024	5,688,650
2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75% (United States Treasury PRF 10/1/2020@100), 10/1/2030	2,135,820
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100), 10/1/2040	750,799
7,265,000	Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A), 4.00% TOBs, (Royal Bank of Canada GTD), Mandatory Tender 6/1/2021	7,500,604
2,000,000	Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,162,000
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Alabama—continued
$5,065,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A), 4.00% TOBs, (Morgan Stanley GTD), Mandatory Tender 6/1/2024	$5,281,022
		TOTAL	23,518,895
		Alaska—0.2%
3,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	3,395,086
		Arizona—0.7%
3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	3,398,790
1,225,000		Arizona State IDA Education Revenue, (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), 5.00%, (School District Credit Program LOC), 7/1/2052	1,305,568
2,300,000		Maricopa County, AZ, IDA, (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), 5.00%, (Arizona Public School Credit Enhancement Program LOC), 7/1/2048	2,484,368
665,000	[1]	Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	678,958
3,000,000		Phoenix, AZ, IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,130,440
810,000		Tempe, AZ, IDA, (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	866,441
		TOTAL	11,864,565
		California—4.3%
2,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 2.50% (SIFMA 7-day +0.90%) FRNs, Mandatory Tender 5/1/2023	2,043,280
7,500,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 2.85% (SIFMA 7-day +1.25%) FRNs, 4/1/2027	7,789,200
2,000,000		California Health Facilities Financing Authority, (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,177,900
8,000,000		California Health Facilities Financing Authority, (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.00%, 11/15/2040	7,999,760
500,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	534,760
1,500,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,590,150
1,135,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	1,198,719
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,100,960
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.00%, 11/1/2030	$4,064,998
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,214,680
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,674,300
1,125,000	[1]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,168,324
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,158,280
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,268,122
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	543,465
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,351,630
5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	5,950,780
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	2,104,373
4,670,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), 6.50% (Citigroup, Inc. GTD), 11/1/2039	6,237,812
2,770,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	2,828,447
230,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, (United States Treasury PRF 5/1/2019@100), 5/1/2039	234,934
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,114,780
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,746,150
1,095,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,194,065
905,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00% (United States Treasury PRF 5/15/2022@100), 5/15/2031	996,912
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.00%, 5/15/2036	2,738,656
		TOTAL	71,025,437
		Colorado—1.7%
1,000,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	1,000,940
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,000,000		Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.00%, 12/1/2047	$993,890
1,500,000	[1]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,551,645
1,250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2031	1,302,600
250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	255,417
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	3,991,575
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00% (United States Treasury PRF 11/15/2020@100), 11/15/2030	644,406
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	5,718,899
500,000		Colorado State Health Facilities Authority Revenue, (Frasier Meadows Manor, Inc.), (Series 2017A), 5.25%, 5/15/2037	532,160
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50%, 11/1/2018	1,160,000
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.000%, 11/15/2043	2,689,063
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	2,953,384
5,000,000		University of Colorado, University Enterprise Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF 6/1/2023@100), 6/1/2032	5,569,800
		TOTAL	28,363,779
		Connecticut—0.2%
3,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.00%, 10/1/2032	3,305,400
		Delaware—0.3%
2,000,000		Delaware EDA, (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.00%, 11/15/2048	2,121,480
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,204,300
		TOTAL	4,325,780
		District of Columbia—0.4%
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,064,440
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$1,435,000		District of Columbia Revenue, (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	$1,505,028
500,000		District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2037	500,315
1,000,000		District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	987,630
525,000		District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00% (United States Treasury PRF 7/1/2023@100), 7/1/2048	608,407
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125% (United States Treasury PRF 7/1/2019@100), 7/1/2032	1,020,880
		TOTAL	6,686,700
		Florida—2.6%
1,135,000		Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,166,894
4,300,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125%, 5/15/2044	4,149,672
4,735,000		Florida State Board of Education (Florida State), GO Refunding Bonds (Series 2016C), 5.00%, 6/1/2025	5,452,163
4,225,000		Florida State Board of Education, (Florida State), GO Refunding Bonds (Series 2017A), 5.00%, 1/1/2025	4,835,174
665,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	712,202
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,082,540
1,250,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,353,175
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,157,200
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,077,870
5,215,000		Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	5,566,647
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,461,600
1,400,000		Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,564,472
1,600,000		Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,784,112
3,435,000		Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	3,838,132
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.00%, 10/1/2037	1,681,950
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	$375,947
1,085,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,085,890
	TOTAL	42,345,640
	Georgia—2.0%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (United States Treasury PRF 1/1/2019@100), 1/1/2028	5,030,950
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,101,510
2,000,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 6.75%, 1/1/2035	1,909,080
1,940,000	Atlanta, GA Development Authority Senior Health Care Facilities, (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00%, 1/1/2040	1,883,585
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100), 11/1/2034	3,126,480
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	6,581,100
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.00%, 11/1/2032	2,859,900
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,544,970
4,000,000	Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,267,520
2,500,000	Fulton County, GA Residential Care Facilities, (Lenbrook Square Foundation, Inc.), Retirement Facility Revenue Refunding Bonds (Series 2016), 5.00%, 7/1/2036	2,613,100
1,230,000	Fulton County, GA Residential Care Facilties (Lenbrook Square Foundation, Inc.), Retirement Facility Revenue Refunding Bonds (Series 2016), 5.00%, 7/1/2031	1,299,618
	TOTAL	32,217,813
	Guam—0.2%
2,565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100), 12/1/2029	2,663,291
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,283,088
	Idaho—0.3%
2,000,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,192,760
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Idaho—continued
$2,020,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 8.125%, 10/1/2049	$2,243,614
	TOTAL	4,436,374
	Illinois—4.6%
1,250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2036	1,259,938
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,145,400
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,143,440
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	326,567
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, (United States Treasury PRF 1/1/2021@100), 1/1/2039	989,221
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	84,780
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00% (United States Treasury PRF 1/1/2025@100), 1/1/2027	1,137,670
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	4,380,360
1,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	2,074,013
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.00%, 11/15/2037	5,491,300
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,220
2,070,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Bonds (Series 2010A), 8.00% (United States Treasury PRF 5/15/2020@100), 5/15/2046	2,246,074
5,755,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.25%, 5/15/2054	5,304,901
1,500,000	Illinois Finance Authority, (Depaul University), Revenue Bonds (Series 2016), 5.00%, 10/1/2041	1,620,915
5,000,000	Illinois Finance Authority, (Northwestern University), Revenue Bonds (Series 2015), 5.00%, 12/1/2026	5,788,900
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,163,080
4,000,000	Illinois State, (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2025	4,155,520
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,526,055
1,445,000	Illinois State, UT GO Bonds (Series 2016), 5.00%, 6/1/2026	1,501,268
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$5,200,000	Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2026	$5,401,344
2,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2027	2,074,820
2,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.25%, 5/1/2022	2,088,140
4,000,000	Illinois State, UT GO Bonds (Series 2018B), 5.00%, 5/1/2028	4,131,320
2,950,000	Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,084,018
775,000	Illinois State, UT GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	786,780
2,610,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2024	2,699,836
1,890,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,905,290
610,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50% (United States Treasury PRF 6/15/2020@100), 6/15/2050	642,037
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	4,519,768
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 6/1/2021@100), 6/1/2028	2,402,774
1,500,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.00%, 6/1/2027	1,674,015
	TOTAL	76,164,764
	Indiana—1.1%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25% (United States Treasury PRF 7/1/2023@100), 1/1/2034	3,102,852
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2042	1,377,300
765,000	Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	846,312
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,519,979
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,550,515
4,000,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	4,378,280
2,810,000	Indiana University, Student Fee Bonds (Series W-1)/(Green Bonds), 5.00%, 8/1/2026	3,182,184
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	$2,644,925
		TOTAL	18,602,347
		Iowa—0.8%
2,460,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B), 5.25%, 12/1/2050	2,612,323
600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	614,863
112,608	[3]	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,408
10,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	10,019
840,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	889,157
1,740,000		Iowa Finance Authority, (Lifespace Communities, Inc.), Revenue Bonds (Series 2018A), 5.00%, 5/15/2043	1,783,709
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	2,005,220
2,500,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, 6/1/2042	2,505,750
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2028	1,092,980
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	1,055,710
		TOTAL	12,571,139
		Kansas—0.3%
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,433,450
		Kentucky—0.5%
2,000,000		Kentucky EDFA, (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2051	2,032,600
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,168,080
3,260,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, (United States Treasury PRF 6/1/2022@100), 12/1/2035	3,564,354
885,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	920,515
		TOTAL	8,685,549
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Louisiana—1.7%
$4,900,000	Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	$4,614,183
1,000,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,092,780
4,235,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	4,595,144
4,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	4,480,160
2,000,000	Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	2,186,720
4,660,000	Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00% (United States Treasury PRF 5/1/2020@100), 5/1/2045	4,856,046
6,175,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	6,429,966
	TOTAL	28,254,999
	Maine—0.1%
900,000	Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	954,639
	Maryland—0.6%
270,000	Maryland State EDC, (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2031	297,861
550,000	Maryland State EDC, (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	597,047
925,000	Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75% (United States Treasury PRF 6/1/2020@100), 6/1/2035	977,494
6,320,000	Washington Suburban Sanitation District, MD, Consolidated Public Improvement Bonds of 2017, 5.00%, 6/15/2030	7,309,965
600,000	Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	630,738
	TOTAL	9,813,105
	Massachusetts—1.9%
6,500,000	Massachusetts Development Finance Agency, (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2040	7,862,140
5,000,000	Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.00%, 7/1/2041	5,419,650
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	$3,356,795
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.00%, 8/15/2037	5,535,200
5,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.25%, 2/15/2048	5,646,050
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2030	3,133,440
		TOTAL	30,953,275
		Michigan—1.6%
1,000,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2016C), 5.00%, 7/1/2023	1,109,840
2,500,000		Michigan Financie Authority Local Government Loan Program, (Great Lakes, MI Sewage Disposal System), Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	2,681,100
1,150,000		Michigan State Finance Authority Revenue, (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	1,239,711
4,000,000		Michigan State Finance Authority Revenue, (Public Lighting Authority), Local Government Loan Program, Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,217,320
5,000,000	[2]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 2.301% (1-month USLIBOR x0.68 +0.75%) FRNs, 10/15/2020	5,029,200
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,082,250
5,100,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	5,019,267
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,556,460
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2017A), 5.00%, 12/1/2047	1,084,200
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,899,422
		TOTAL	25,918,770
		Minnesota—0.8%
8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.00%, 8/1/2025	9,223,680
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,236,670
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	$656,088
		TOTAL	13,116,438
		Mississippi—0.4%
6,600,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	7,391,868
		Missouri—0.5%
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	3,974,440
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,647,750
1,250,000		St. Louis, MO Apartment Revenue, (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), 5.00% (AGM INS), 7/1/2042	1,373,337
		TOTAL	7,995,527
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	3,320,520
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2032	3,223,350
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2042	3,223,350
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,121,660
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,060,210
		TOTAL	12,949,090
		Nevada—0.4%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,287,340
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,259,170
		TOTAL	6,546,510
		New Hampshire—0.1%
1,000,000	[1]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	1,041,830
		New Jersey—1.9%
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017DDD), 5.00%, 6/15/2042	3,097,380
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$1,315,000	New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2015WW), 5.25%, 6/15/2040	$1,384,695
1,000,000	New Jersey EDA, (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017DDD), 5.00%, 6/15/2033	1,054,350
2,000,000	New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,073,960
2,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.00%, 12/15/2033	2,123,920
2,000,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Federal Highway Reimbursement Revenue Notes (Series 2016A), 5.00%, 6/15/2020	2,078,500
1,000,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.00%, 6/15/2031	1,082,830
3,000,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2010D), 5.00%, 12/15/2023	3,264,840
1,200,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,286,856
3,705,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011B), 5.00%, 6/15/2042	3,806,332
4,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	4,380,960
500,000	Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	533,965
4,900,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2036	5,270,489
	TOTAL	31,439,077
	New Mexico—0.1%
2,175,000	New Mexico State Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	2,358,527
	New York—5.6%
2,000,000	Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100), 7/15/2043	2,104,620
2,000,000	Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,088,360
2,555,000	Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, 1/1/2056	2,594,194
1,030,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,102,224
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75% (United States Treasury PRF 2/15/2021@100), 2/15/2047	$1,806,088
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,497,020
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,099,510
4,000,000	[2]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOTs Revenue Bonds (Series 2006), 3.519% (US CPI Urban Consumers YoY NSA +0.82%) FRNs, (FGIC INS), 3/1/2021	4,011,720
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 6/15/2027	2,278,360
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,301,530
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,305,002
1,160,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2017C), 5.00%, 11/1/2022	1,278,494
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.00%, 10/1/2039	8,886,000
2,500,000	[1]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,560,075
2,500,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,725,400
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue, (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	8,541,636
1,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,623,195
7,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2018A), 5.00%, 10/1/2048	9,286,200
1,250,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,317,913
7,020,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	7,124,387
5,000,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.00%, 3/15/2027	5,819,550
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,077,040
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$5,335,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.00%, 10/15/2041	$5,842,252
3,000,000		TFA State/School Building Aid (New York City, NY TFA ), Building Aid Revenue Bonds (Series 2019S-3A), 5.00%, 7/15/2032	3,420,360
3,620,000	[2]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A), 2.212% (1-month USLIBOR+0.70%) FRNs, 12/1/2021	3,644,652
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	1,651,440
		TOTAL	91,987,222
		North Carolina—0.6%
1,250,000		Charlotte, NC, (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	1,394,975
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	5,339,300
1,125,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,161,540
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,669,545
		TOTAL	9,565,360
		Ohio—2.4%
2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	2,965,380
7,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	6,796,930
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,719,560
1,000,000		Hamilton County, OH, (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.00%, 1/1/2051	1,013,150
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,513,581
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00% (United States Treasury PRF 11/15/2021@100), 11/15/2041	1,108,520
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,132,883
1,430,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2033	1,625,681
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,125,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	$1,192,567
3,000,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	3,161,010
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	3,754,660
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,320,468
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2028	5,688,650
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	446,608
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,635,195
		TOTAL	39,074,843
		Oklahoma—0.2%
875,000		Oklahoma Development Finance Authority, (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.50%, 8/15/2052	939,995
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25% (United States Treasury PRF 5/1/2020@100), 11/1/2045	1,071,980
1,250,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.25%, 11/15/2037	1,351,063
		TOTAL	3,363,038
		Oregon—0.3%
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.00%, 6/1/2034	5,674,550
100,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	104,505
		TOTAL	5,779,055
		Pennsylvania—2.5%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	4,877,111
2,000,000	[2]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B), 3.10% (SIFMA 7-day +1.50%) FRNs, 7/1/2022	2,030,580
1,000,000		Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.00%, 6/1/2033	1,098,110
1,355,000		Cumberland County, PA Municipal Authority, (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	1,423,021
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Cumberland County, PA Municipal Authority, (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2029	$1,121,260
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2047	5,516,800
1,360,000		Lancaster County, PA Hospital Authority, (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.00%, 8/15/2042	1,490,152
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,392,900
2,250,000		Pennsylvania State Higher Education Facilities Authority, (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.00%, 8/15/2047	2,455,223
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2031	1,126,490
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	2,151,560
2,140,000	[2]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 2.87% (SIFMA 7-day +1.27%) FRNs, 12/1/2020	2,166,964
480,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	480,360
4,250,000		Philadelphia Authority for Industrial Development, (Temple University), Revenue Bonds (Second Series 2016), 5.00%, 4/1/2031	4,718,903
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,166,210
2,535,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, (United States Treasury PRF 11/1/2022@100), 11/1/2027	2,792,936
465,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2027	506,185
		TOTAL	40,514,765
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,090,790
		Tennessee—1.3%
6,105,000		Greenville, TN Health and Educational Facilities Board, (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.00%, 7/1/2040	5,831,618
5,000,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.00%, 7/1/2031	5,783,350
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	$6,361,800
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	1,414,016
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,183,500
		TOTAL	21,574,284
		Texas—4.6%
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100), 1/1/2046	2,164,880
1,080,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 6.00%, 8/15/2033	1,191,456
500,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	517,730
3,000,000		Clifton Higher Education Finance Corp., TX, (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2035	3,154,260
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.00%, 7/15/2040	3,264,750
5,000,000		Dallas, TX ISD, UT GO Bonds (Series 2016A), 4.00%, (Texas Permanent School Fund Guarantee Program GTD), 2/15/2029	5,257,950
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,104,670
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,198,350
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	784,778
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,500,700
2,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	2,056,560
5,000,000	[2]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 2.50% (SIFMA 7-day +0.90%) FRNs, 5/1/2020	5,027,550
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,191,560
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	294,007
1,650,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00%, (Texas Permanent School Fund Guarantee Program GTD), 8/15/2031	1,820,032
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$315,000	Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00%, (United States Treasury PRF 8/15/2023@100), 8/15/2031	$350,453
325,000	New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	336,515
900,000	New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	920,907
650,000	New Hope Cultural Education Facilities Finance Corporation, (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.50%, 11/15/2046	639,938
915,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	982,591
1,665,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,741,690
1,500,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2030	1,675,635
3,000,000	North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	3,272,940
835,000	Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	932,920
3,000,000	San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.00%, 2/1/2032	3,354,900
750,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	855,405
1,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	1,243,260
2,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	2,529,625
1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.00%, 11/15/2040	1,019,580
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	3,382,828
1,115,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	1,117,431
2,500,000	Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	2,694,275
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,870,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	$4,082,424
5,000,000		Texas Water Development Board, (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.00%, 10/15/2036	5,075,200
		TOTAL	75,737,750
		Virginia—0.7%
4,770,000		Fairfax County, VA, UT GO Bonds (Series 2018A), 5.00%, 10/1/2025	5,529,336
5,000,000		Virginia Commonwealth Transportation Board, (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2026	5,805,250
		TOTAL	11,334,586
		Washington—1.5%
750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Series 2016 S-1), 5.00%, 11/1/2024	854,722
2,750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax Improvement & Refunding Bonds (Series 2015S-1)/(Green Bonds), 5.00%, 11/1/2029	3,126,420
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,321,920
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	637,737
1,500,000	[1]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	1,599,210
1,755,000	[1]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	1,838,731
2,000,000	[1]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.375%, 1/1/2044	2,261,180
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.00%, 2/1/2036	7,876,050
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.00%, 6/1/2039	2,044,566
		TOTAL	24,560,536
		West Virginia—0.3%
5,000,000		West Virginia State Commissioner of Highways, SO Bonds (Series 2016A), 5.00% (United States Treasury COL), 9/1/2020	5,248,750
		Wisconsin—0.6%
2,275,000	[1]	Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), 6.375% (Original Issue Yield: 6.47%), 1/1/2048	2,292,791
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$2,450,000		Wisconsin HEFA, (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	$2,690,296
430,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State), 5.75% (Series 2009A)/(United States Treasury PRF 5/1/2019@100), 5/1/2019	438,260
4,235,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State) (Series 2009A), 5.75% (United States Treasury PRF 5/1/2019@100), 5/1/2033	4,316,354
		TOTAL	9,737,701
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,319,913
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $872,131,812)	876,511,345
	[2]	SHORT-TERM MUNICIPALS—5.5%
		Alabama—0.4%
5,500,000		Columbia, AL IDB PCRBs, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 1.71%, 11/1/2018	5,500,000
700,000		Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 1.70%, 11/1/2018	700,000
		TOTAL	6,200,000
		Arizona—0.1%
1,800,000		Arizona Health Facilities Authority, (Series 2015B) Daily VRDNs (Banner Health) , (MUFG Bank Ltd. LOC), 1.64%, 11/1/2018	1,800,000
		Florida—0.7%
5,300,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.), 1.70%, 11/1/2018	5,300,000
5,100,000		Martin County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 1.66%, 11/1/2018	5,100,000
1,300,000		Putnam County, FL Development Authority, (PCR: Series 1994) Daily VRDNs (Florida Power & Light Co.), 1.70%, 11/1/2018	1,300,000
		TOTAL	11,700,000
		Michigan—0.3%
1,100,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health), (Wells Fargo Bank, N.A. LIQ), 1.61%, 11/7/2018	1,100,000
1,100,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 1.70%, 11/1/2018	1,100,000
2,100,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.67%, 11/1/2018	2,100,000
		TOTAL	4,300,000
Annual Shareholder Report

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		New York—2.7%
$4,700,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.70%, 11/1/2018	$4,700,000
1,400,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.70%, 11/1/2018	1,400,000
3,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.68%, 11/1/2018	3,500,000
7,800,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.67%, 11/1/2018	7,800,000
2,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.69%, 11/1/2018	2,500,000
1,200,000		New York City, NY TFA , (2019 Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.68%, 11/1/2018	1,200,000
3,100,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.72%, 11/1/2018	3,100,000
3,925,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.70%, 11/1/2018	3,925,000
2,100,000		New York State HFA, (2013 Series A) Daily VRDNs (160 Madison Avenue), (Landesbank Hessen-Thuringen LOC), 1.69%, 11/1/2018	2,100,000
13,550,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC), (Landesbank Hessen-Thuringen LOC), 1.69%, 11/1/2018	13,550,000
		TOTAL	43,775,000
		Ohio—0.5%
5,500,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health), (MUFG Union Bank, N.A. LOC), 1.67%, 11/1/2018	5,500,000
900,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), (Carnegie/89th Garage and Service Center LLC),, 1.60%, 11/7/2018	900,000
1,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 1.61%, 11/7/2018	1,000,000
1,200,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 1.663%, 11/1/2018	1,200,000
		TOTAL	8,600,000
		Pennsylvania—0.4%
950,000		Lancaster County, PA Hospital Authority Daily VRDNs (Masonic Villages) , (JPMorgan Chase Bank, N.A. LOC), 1.66%, 11/1/2018	950,000
1,500,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.58%, 11/7/2018	1,500,000
Annual Shareholder Report

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$4,100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 1.65%, 11/1/2018	$4,100,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank PLC LOC), 1.58%, 11/7/2018	400,000
		TOTAL	6,950,000
		Texas—0.4%
3,600,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.70%, 11/1/2018	3,600,000
500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.70%, 11/1/2018	500,000
2,750,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.70%, 11/1/2018	2,750,000
		TOTAL	6,850,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $90,175,000)	90,175,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,592,833,843)[4]	1,624,492,297
		OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	16,929,939
		TOTAL NET ASSETS—100%	$1,641,422,236
At October 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2018, these restricted securities amounted to $26,440,485, which represented 1.6% of total net assets.
2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Non-income-producing security.
4	The cost of investments for federal tax purposes amounts to $1,593,270,639.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$580,362,901	$—	$—	$580,362,901
International	75,649,827	1,793,224	—	77,443,051
Debt Securities:
Municipal Bonds	—	876,511,345	—	876,511,345
Short-Term Municipals	—	90,175,000	—	90,175,000
TOTAL SECURITIES	$656,012,728	$968,479,569	$—	$1,624,492,297
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CPI	—Consumer Price Index
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.36	$12.41	$12.25	$12.76	$12.17
Income From Investment Operations:
Net investment income	0.29	0.29	0.32	0.38	0.45
Net realized and unrealized gain (loss)	(0.28)	0.95	0.16	(0.52)	0.59
TOTAL FROM INVESTMENT OPERATIONS	0.01	1.24	0.48	(0.14)	1.04
Less Distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.32)	(0.37)	(0.45)
Net Asset Value, End of Period	$13.08	$13.36	$12.41	$12.25	$12.76
Total Return[1]	0.04%	10.13%	4.02%	(1.13)%	8.66%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%	1.00%	1.00%	1.00%
Net investment income	2.19%	2.28%	2.65%	3.02%	3.59%
Expense waiver/reimbursement[3]	0.07%	0.07%	0.07%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$638,891	$625,239	$638,593	$598,118	$531,112
Portfolio turnover	87%	71%	55%	35%	18%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the year ended October 31, 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.35	$12.40	$12.24	$12.75	$12.17
Income From Investment Operations:
Net investment income	0.21	0.21	0.23	0.29	0.37
Net realized and unrealized gain (loss)	(0.30)	0.94	0.16	(0.53)	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	1.15	0.39	(0.24)	0.93
Less Distributions:
Distributions from net investment income	(0.19)	(0.20)	(0.23)	(0.27)	(0.35)
Net Asset Value, End of Period	$13.07	$13.35	$12.40	$12.24	$12.75
Total Return[1]	(0.71)%	9.31%	3.25%	(1.87)%	7.77%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%	1.75%	1.75%	1.75%
Net investment income	1.45%	1.53%	1.91%	2.33%	2.90%
Expense waiver/reimbursement[3]	0.07%	0.07%	0.07%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,816	$24,661	$25,682	$23,398	$25,837
Portfolio turnover	87%	71%	55%	35%	18%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.75% for the year ended October 31, 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.35	$12.40	$12.24	$12.75	$12.16
Income From Investment Operations:
Net investment income	0.20	0.20	0.23	0.28	0.35
Net realized and unrealized gain (loss)	(0.29)	0.95	0.16	(0.52)	0.59
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	1.15	0.39	(0.24)	0.94
Less Distributions:
Distributions from net investment income	(0.19)	(0.20)	(0.23)	(0.27)	(0.35)
Net Asset Value, End of Period	$13.07	$13.35	$12.40	$12.24	$12.75
Total Return[1]	(0.71)%	9.31%	3.25%	(1.87)%	7.87%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%	1.75%	1.75%	1.75%
Net investment income	1.45%	1.53%	1.89%	2.23%	2.82%
Expense waiver/reimbursement[3]	0.07%	0.07%	0.07%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$299,803	$344,327	$334,633	$291,624	$222,121
Portfolio turnover	87%	71%	55%	35%	18%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.75% for the year ended October 31, 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.36	$12.41	$12.25	$12.76	$12.17
Income From Investment Operations:
Net investment income	0.30	0.29	0.32	0.38	0.46
Net realized and unrealized gain (loss)	(0.29)	0.95	0.16	(0.52)	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.01	1.24	0.48	(0.14)	1.04
Less Distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.32)	(0.37)	(0.45)
Net Asset Value, End of Period	$13.08	$13.36	$12.41	$12.25	$12.76
Total Return[1]	0.04%	10.13%	4.02%	(1.13)%	8.66%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%	1.00%	1.00%	1.00%
Net investment income	2.19%	2.28%	2.63%	2.98%	3.55%
Expense waiver/reimbursement[3]	0.07%	0.07%	0.07%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$252,291	$234,840	$199,009	$169,620	$124,420
Portfolio turnover	87%	71%	55%	35%	18%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the year ended October 31, 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.36	$12.41	$12.25	$12.75	$12.17
Income From Investment Operations:
Net investment income	0.33	0.32	0.36	0.41	0.48
Net realized and unrealized gain (loss)	(0.28)	0.95	0.16	(0.51)	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.05	1.27	0.52	(0.10)	1.06
Less Distributions:
Distributions from net investment income	(0.33)	(0.32)	(0.36)	(0.40)	(0.48)
Net Asset Value, End of Period	$13.08	$13.36	$12.41	$12.25	$12.75
Total Return[1]	0.29%	10.40%	4.28%	(0.81)%	8.84%
Ratios to Average Net Assets:
Net expenses	0.75%[2]	0.75%	0.75%	0.75%	0.75%
Net investment income	2.44%	2.53%	2.83%	3.26%	3.70%
Expense waiver/reimbursement[3]	0.07%	0.07%	0.07%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$430,621	$356,049	$235,124	$142,969	$121,897
Portfolio turnover	87%	71%	55%	35%	18%
1	Based on net asset value.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the year ended October 31, 2018, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2018
Assets:
Investment in securities, at value (identified cost $1,592,833,843)		$1,624,492,297
Cash		86,143
Cash denominated in foreign currencies (identified cost $13,600)		13,600
Income receivable		14,204,620
Receivable for investments sold		3,780,556
Receivable for shares sold		1,232,143
TOTAL ASSETS		1,643,809,359
Liabilities:
Payable for shares redeemed	$1,440,030
Payable for investments purchased	13,600
Payable for other service fees (Notes 2 and 5)	398,153
Payable for distribution services fee (Note 5)	208,136
Payable for transfer agent fees	110,135
Payable for portfolio accounting fees	108,368
Payable for investment adviser fee (Note 5)	25,375
Payable for administrative fee (Note 5)	3,378
Payable for Directors'/Trustees' fees (Note 5)	2,017
Accrued expenses (Note 5)	77,931
TOTAL LIABILITIES		2,387,123
Net assets for 125,509,237 shares outstanding		$1,641,422,236
Net Assets Consists of:
Paid-in capital		$1,527,690,076
Total distributable earnings		113,732,160
TOTAL NET ASSETS		$1,641,422,236
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($638,890,649 ÷ 48,839,373 shares outstanding), no par value, unlimited shares authorized	$13.08
Offering price per share (100/94.50 of $13.08)	$13.84
Redemption proceeds per share	$13.08
Class B Shares:
Net asset value per share ($19,815,896 ÷ 1,515,575 shares outstanding), no par value, unlimited shares authorized	$13.07
Offering price per share	$13.07
Redemption proceeds per share (94.50/100 of $13.07)	$12.35
Class C Shares:
Net asset value per share ($299,803,153 ÷ 22,940,042 shares outstanding), no par value, unlimited shares authorized	$13.07
Offering price per share	$13.07
Redemption proceeds per share (99.00/100 of $13.07)	$12.94
Class F Shares:
Net asset value per share ($252,291,448 ÷ 19,287,209 shares outstanding), no par value, unlimited shares authorized	$13.08
Offering price per share (100/99.00 of $13.08)	$13.21
Redemption proceeds per share (99.00/100 of $13.08)	$12.95
Institutional Shares:
Net asset value per share ($430,621,090 ÷ 32,927,038 shares outstanding), no par value, unlimited shares authorized	$13.08
Offering price per share	$13.08
Redemption proceeds per share	$13.08
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2018
Investment Income:
Interest			$31,455,056
Dividends (net of foreign tax withheld of $262,068)			21,571,633
TOTAL INCOME			53,026,689
Expenses:
Investment adviser fee (Note 5)		$10,773,654
Administrative fee (Note 5)		1,328,884
Custodian fees		67,598
Transfer agent fees		1,043,196
Directors'/Trustees' fees (Note 5)		16,673
Auditing fees		37,000
Legal fees		12,655
Distribution services fee (Note 5)		2,723,778
Other service fees (Notes 2 and 5)		3,144,066
Portfolio accounting fees		253,233
Share registration costs		108,682
Printing and postage		67,534
Miscellaneous (Note 5)		35,413
TOTAL EXPENSES		19,612,366
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(1,232,101)
Reduction of custodian fees (Note 6)	(1,498)
TOTAL WAIVER AND REDUCTION		(1,233,599)
Net expenses			18,378,767
Net investment income			34,647,922
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			80,739,530
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(118,053,301)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			(37,313,771)
Change in net assets resulting from operations			$(2,665,849)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,647,922	$32,432,375
Net realized gain	80,739,530	19,379,837
Net change in unrealized appreciation/depreciation	(118,053,301)	91,911,941
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,665,849)	143,724,153
Distributions to Shareholders (Note 2):
Class A Shares	(13,834,662)	(14,171,645)
Class B Shares	(324,939)	(388,708)
Class C Shares	(4,816,801)	(5,193,357)
Class F Shares	(5,403,867)	(4,933,245)
Institutional Shares	(9,573,619)	(7,652,312)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,953,888)	(32,339,267)
Share Transactions:
Proceeds from sale of shares	359,553,151	357,296,294
Net asset value of shares issued to shareholders in payment of distributions declared	31,698,961	30,171,472
Cost of shares redeemed	(298,326,120)	(346,777,269)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,925,992	40,690,497
Change in net assets	56,306,255	152,075,383
Net Assets:
Beginning of period	1,585,115,981	1,433,040,598
End of period	$1,641,422,236	$1,585,115,981
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2018
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On December 1, 2017, Class B Shares closed to new accounts and to new investors.On February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains).
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for class C shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $1,233,599 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended October 31, 2017 were from net investment income. Undistributed net investment income at October 31, 2017, was $1,391,492.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,607,974
Class B Shares	57,065
Class C Shares	850,861
Class F Shares	628,166
TOTAL	$3,144,066
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in
Annual Shareholder Report

the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At October 31, 2018, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities held at October 31, 2018, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	10/6/2016	$703,093	$678,958
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	6/24/2014	$505,524	$534,760
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,509,128	$1,590,150
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	8/27/2015	$1,173,916	$1,198,719
California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	11/13/2014	$1,127,841	$1,168,324
Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	3/13/2015	$1,517,826	$1,551,645
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125%, 5/15/2044	8/11/2017	$4,714,048	$4,149,672
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	5/15/2018	$4,119,125	$3,974,440
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,071,240	$1,041,830
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$2,500,000	$2,560,075
Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	12/14/2016	$1,509,966	$1,599,210
Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	8/22/2016 – 8/23/2016	$1,954,043	$1,838,731
Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	1/31/2014	$1,994,088	$2,261,180
Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Market Value
Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), 6.375% (Original Issue Yield: 6.47%), 1/1/2048	8/16/2018 - 8/24/2018	$2,263,328	$2,292,791
Option Contracts
The Fund buys or sells put and call options to manage currency, duration, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At October 31, 2018, the Fund had no outstanding options contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,860,715	$120,443,279	7,339,873	$93,969,942
Shares issued to shareholders in payment of distributions declared	951,196	12,893,600	1,039,842	13,364,496
Shares redeemed	(7,781,136)	(105,614,405)	(13,033,597)	(166,920,055)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,030,775	$27,722,474	(4,653,882)	$(59,585,617)
Annual Shareholder Report

Year Ended October 31	2018		2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	39,235	$531,306	204,141	$2,598,979
Shares issued to shareholders in payment of distributions declared	21,941	297,350	27,643	354,819
Shares redeemed	(392,713)	(5,319,301)	(455,235)	(5,842,946)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(331,537)	$(4,490,645)	(223,451)	$(2,889,148)

Year Ended October 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,542,995	$48,043,080	4,090,783	$52,390,704
Shares issued to shareholders in payment of distributions declared	317,518	4,301,584	358,007	4,597,185
Shares redeemed	(6,722,059)	(91,183,473)	(5,637,498)	(72,383,832)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,861,546)	$(38,838,809)	(1,188,708)	$(15,395,943)

Year Ended October 31	2018		2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,948,870	$40,071,657	2,945,604	$37,750,181
Shares issued to shareholders in payment of distributions declared	395,433	5,360,048	380,320	4,893,897
Shares redeemed	(1,638,712)	(22,206,018)	(1,781,724)	(22,834,441)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,705,591	$23,225,687	1,544,200	$19,809,637

Year Ended October 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,072,828	$150,463,829	13,305,458	$170,586,488
Shares issued to shareholders in payment of distributions declared	652,957	8,846,379	540,161	6,961,075
Shares redeemed	(5,459,079)	(74,002,923)	(6,135,771)	(78,795,995)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,266,706	$85,307,285	7,709,848	$98,751,568
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,809,989	$92,925,992	3,188,007	$40,690,497
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2018 and 2017, was as follows:
	2018	2017
Tax-exempt income	$20,125,513	$17,515,426
Ordinary income	$13,828,375	$14,823,841
As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$1,179,364
Undistributed ordinary income[1]	$24,513,878
Undistributed long term capital gains	$56,815,953
Net unrealized appreciation	$31,222,965
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
At October 31, 2018, the cost of investments for federal tax purposes was $1,593,270,639. The net unrealized appreciation of investments for federal tax purposes was $31,221,658. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,192,201 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,970,543.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2018, the Adviser waived $1,232,101 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Adviser's fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2018, the Sub-Adviser earned a fee of $2,247,582.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2018, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$171,195
Class C Shares	2,552,583
TOTAL	$2,723,778
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2018, FSC retained $499,117 of fees paid by the Fund. For the year ended October 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2018, FSC retained $162,927 and $6,003 in sales charges from the sale of Class A Shares and Class F Shares, respectively. FSC also retained $2,151, $61,014, $41,535, and $94,781 relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended October 31, 2018, FSSC received $71,827 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

Interfund Transactions
During the year ended October 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $247,931,125 and $340,772,034, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2018, the Fund's expenses were reduced by $1,498 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2018, were as follows:
Purchases	$1,428,810,805
Sales	$1,355,507,412
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2018, the Fund had no outstanding loans. During the year ended October 31, 2018, the Fund did not utilize the LOC.
Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2018, there were no outstanding loans. During the year ended October 31, 2018, the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2018, 59.27% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
For the fiscal year ended October 31, 2018, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2018, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Income Securities Trust AND SHAREHOLDERS OF Federated Muni and Stock Advantage Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Muni and Stock Advantage Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 21, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$979.60	$4.99
Class B Shares	$1,000	$975.20	$8.71
Class C Shares	$1,000	$975.90	$8.72
Class F Shares	$1,000	$979.60	$4.99
Institutional Shares	$1,000	$980.90	$3.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$5.09
Class B Shares	$1,000	$1,016.38	$8.89
Class C Shares	$1,000	$1,016.38	$8.89
Class F Shares	$1,000	$1,020.16	$5.09
Institutional Shares	$1,000	$1,021.42	$3.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
Institutional Shares	0.75%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.
Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Annual Shareholder Report

Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Sub-Adviser in 2009 and served as a Senior Vice President of the Fund's Sub-Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Muni and Stock Advantage Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
Annual Shareholder Report

net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report

The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C829
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
31285 (12/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $229,660

Fiscal year ended 2017 - $212,090

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $19,471

Fiscal year ended 2017- Audit consents for N-1A filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,904 respectively. Fiscal year ended 2017- Audit consent for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $36,363 and $38,442 respectively. Fiscal year ended 2018- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2017– Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $1,345,242

Fiscal year ended 2017 - $230,851

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-

01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) had also been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involved the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders could vote on the election of members to the Hermes Fund’s committee was not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant was a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 29, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 21, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 21, 2018